Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios, Inc. 10
Entity Central Index Key	0001035018
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Equity Income Fund
Class Name	Class A
Trading Symbol	SPQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Global Equity Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Equity Income Fund—Class A	$132	1.16%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets gained ground during the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve’s (Fed) decision to lower the federal funds rate by 0.50% at its September meeting, as well as the tone of the accompanying statement, reflected the Fed’s confidence in its ability to continue to ease policy in the future. However, global equity markets (as measured by the MSCI All Country World ND Index) trailed the performance of the US equity market (as measured by the S&P
500 Index).
■
During the period, the Fund’s performance relative to the MSCI All Country World ND Index benefited from strong stock selection in the health care, energy, and financials sectors.
■
During the period, an underweight to the information technology sector, as well as stock selection in the industrials, communications services, and information technology sectors, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	20.47%	7.31%	6.12%
Class A without sales charges	27.48%	8.53%	6.72%
Broad-Based Securities Market Index: MSCI All Country World ND Index	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 728,231,217
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 5,431,065
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 728,231,217
Number of fund holdings	49
Total advisory fees paid for the year	$ 5,431,065
Portfolio turnover rate for the year	6%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE
FU
ND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Insurance	13.7%
Oil, Gas & Consumable Fuels	9.4%
Biotechnology	7.1%
Electric Utilities	6.9%
Banks	6.8%
Semiconductors & Semiconductor Equipment	6.4%
Pharmaceuticals	4.5%
Multi-Utilities	3.9%
Industrial REITs	3.1%
Technology Hardware, Storage & Peripherals	3.0%
Diversified Telecommunication Services	2.8%
Ground Transportation	2.5%
Specialized REITs	2.5%
Chemicals	2.5%
Machinery	2.4%
Consumer Staples Distribution & Retail	2.3%
Automobile Components	2.2%
Household Products	1.7%
Industry Classification	% of Net Assets
Software	1.7%
Commercial Services & Supplies	1.6%
Electronic Equipment, Instruments & Components	1.6%
Personal Care Products	1.6%
Affiliated Mutual Fund - Short-Term Investment	1.5%
Construction & Engineering	1.3%
Beverages	1.3%
Hotels, Restaurants & Leisure	1.3%
IT Services	1.2%
Transportation Infrastructure	0.9%
Electrical Equipment	0.8%
Residential REITs	0.7%
Others*	0.3%
99.5%
Other assets in excess of liabilities	0.5%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Equity Income Fund
Class Name	Class C
Trading Symbol	AGOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Global Equity Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Equity Income Fund—Class C	$238	2.10%

Expenses Paid, Amount	$ 238
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets gained ground during the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve’s (Fed) decision to lower the federal funds rate by 0.50% at its September meeting, as well as the tone of the accompanying statement, reflected the Fed’s confidence in its ability to continue to ease policy in the future. However, global equity markets (as measured by the MSCI All Country World ND Index) trailed the performance of the US equity market (as measured by the S&P
500 Index).
■
During the period, the Fund’s performance relative to the MSCI All Country World ND Index benefited from strong stock selection in the health care, energy, and financials sectors.
■
During the period, an underweight to the information technology sector, as well as stock selection in the industrials, communications services, and information technology sectors, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	25.21%	7.66%	5.90%
Class C without sales charges	26.21%	7.66%	5.90%
Broad-Based Securities Market Index: MSCI All Country World ND Index	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 728,231,217
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 5,431,065
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 728,231,217
Number of fund holdings	49
Total advisory fees paid for the year	$ 5,431,065
Portfolio turnover rate for the year	6%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 10
/
31/2024?

Industry Classification	% of Net Assets
Insurance	13.7%
Oil, Gas & Consumable Fuels	9.4%
Biotechnology	7.1%
Electric Utilities	6.9%
Banks	6.8%
Semiconductors & Semiconductor Equipment	6.4%
Pharmaceuticals	4.5%
Multi-Utilities	3.9%
Industrial REITs	3.1%
Technology Hardware, Storage & Peripherals	3.0%
Diversified Telecommunication Services	2.8%
Ground Transportation	2.5%
Specialized REITs	2.5%
Chemicals	2.5%
Machinery	2.4%
Consumer Staples Distribution & Retail	2.3%
Automobile Components	2.2%
Household Products	1.7%
Industry Classification	% of Net Assets
Software	1.7%
Commercial Services & Supplies	1.6%
Electronic Equipment, Instruments & Components	1.6%
Personal Care Products	1.6%
Affiliated Mutual Fund - Short-Term Investment	1.5%
Construction & Engineering	1.3%
Beverages	1.3%
Hotels, Restaurants & Leisure	1.3%
IT Services	1.2%
Transportation Infrastructure	0.9%
Electrical Equipment	0.8%
Residential REITs	0.7%
Others*	0.3%
99.5%
Other assets in excess of liabilities	0.5%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Equity Income Fund
Class Name	Class R
Trading Symbol	PJERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Jennison Global Equity Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Equity Income Fund—Class R	$171	1.51%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets gained ground during the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve’s (Fed) decision to lower the federal funds rate by 0.50% at its September meeting, as well as the tone of the accompanying statement, reflected the Fed’s confidence in its ability to continue to ease policy in the future. However, global equity markets (as measured by the MSCI All Country World ND Index) trailed the performance of the US equity market (as measured by the S&P
500 Index).
■
During the period, the Fund’s performance relative to the MSCI All Country World ND Index benefited from strong stock selection in the health care, energy, and financials sectors.
■
During the period, an underweight to the information technology sector, as well as stock selection in the industrials, communications services, and information technology sectors, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	27.00%	8.19%	6.41%
Broad-Based Securities Market Index: MSCI All Country World ND Index	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 728,231,217
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 5,431,065
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 728,231,217
Number of fund holdings	49
Total advisory fees paid for the year	$ 5,431,065
Portfolio turnover rate for the year	6%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Insurance	13.7%
Oil, Gas & Consumable Fuels	9.4%
Biotechnology	7.1%
Electric Utilities	6.9%
Banks	6.8%
Semiconductors & Semiconductor Equipment	6.4%
Pharmaceuticals	4.5%
Multi-Utilities	3.9%
Industrial REITs	3.1%
Technology Hardware, Storage & Peripherals	3.0%
Diversified Telecommunication Services	2.8%
Ground Transportation	2.5%
Specialized REITs	2.5%
Chemicals	2.5%
Machinery	2.4%
Consumer Staples Distribution & Retail	2.3%
Automobile Components	2.2%
Household Products	1.7%
Industry Classification	% of Net Assets
Software	1.7%
Commercial Services & Supplies	1.6%
Electronic Equipment, Instruments & Components	1.6%
Personal Care Products	1.6%
Affiliated Mutual Fund - Short-Term Investment	1.5%
Construction & Engineering	1.3%
Beverages	1.3%
Hotels, Restaurants & Leisure	1.3%
IT Services	1.2%
Transportation Infrastructure	0.9%
Electrical Equipment	0.8%
Residential REITs	0.7%
Others*	0.3%
99.5%
Other assets in excess of liabilities	0.5%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Global Equity Income Fund - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Equity Income Fund
Class Name	Class Z
Trading Symbol	JDEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Global Equity Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Equity Income Fund—Class Z	$101	0.89%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets gained ground during the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve’s (Fed) decision to lower the federal funds rate by 0.50% at its September meeting, as well as the tone of the accompanying statement, reflected the Fed’s confidence in its ability to continue to ease policy in the future. However, global equity markets (as measured by the MSCI All Country World ND Index) trailed the performance of the US equity market (as measured by the S&P
500 Index).
■
During the period, the Fund’s performance relative to the MSCI All Country World ND Index benefited from strong stock selection in the health care, energy, and financials sectors.
■
During the period, an underweight to the information technology sector, as well as stock selection in the industrials, communications services, and information technology sectors, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	27.76%	8.83%	7.01%
Broad-Based Securities Market Index: MSCI All Country World ND Index	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 728,231,217
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 5,431,065
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 728,231,217
Number of fund holdings	49
Total advisory fees paid for the year	$ 5,431,065
Portfolio turnover rate for the year	6%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Insurance	13.7%
Oil, Gas & Consumable Fuels	9.4%
Biotechnology	7.1%
Electric Utilities	6.9%
Banks	6.8%
Semiconductors & Semiconductor Equipment	6.4%
Pharmaceuticals	4.5%
Multi-Utilities	3.9%
Industrial REITs	3.1%
Technology Hardware, Storage & Peripherals	3.0%
Diversified Telecommunication Services	2.8%
Ground Transportation	2.5%
Specialized REITs	2.5%
Chemicals	2.5%
Machinery	2.4%
Consumer Staples Distribution & Retail	2.3%
Automobile Components	2.2%
Household Products	1.7%
Industry Classification	% of Net Assets
Software	1.7%
Commercial Services & Supplies	1.6%
Electronic Equipment, Instruments & Components	1.6%
Personal Care Products	1.6%
Affiliated Mutual Fund - Short-Term Investment	1.5%
Construction & Engineering	1.3%
Beverages	1.3%
Hotels, Restaurants & Leisure	1.3%
IT Services	1.2%
Transportation Infrastructure	0.9%
Electrical Equipment	0.8%
Residential REITs	0.7%
Others*	0.3%
99.5%
Other assets in excess of liabilities	0.5%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Global Equity Income Fund - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Equity Income Fund
Class Name	Class R6
Trading Symbol	PJIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Global Equity Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Equity Income Fund—Class R6	$91	0.80%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets gained ground during the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve’s (Fed) decision to lower the federal funds rate by 0.50% at its September meeting, as well as the tone of the accompanying statement, reflected the Fed’s confidence in its ability to continue to ease policy in the future. However, global equity markets (as measured by the MSCI All Country World ND Index) trailed the performance of the US equity market (as measured by the S&P
500 Index).
■
During the period, the Fund’s performance relative to the MSCI All Country World ND Index benefited from strong stock selection in the health care, energy, and financials sectors.
■
During the period, an underweight to the information technology sector, as well as stock selection in the industrials, communications services, and information technology sectors, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	27.89%	8.91%	7.10%
Broad-Based Securities Market Index: MSCI All Country World ND Index	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 728,231,217
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 5,431,065
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 728,231,217
Number of fund holdings	49
Total advisory fees paid for the year	$ 5,431,065
Portfolio turnover rate for the year	6%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Insurance	13.7%
Oil, Gas & Consumable Fuels	9.4%
Biotechnology	7.1%
Electric Utilities	6.9%
Banks	6.8%
Semiconductors & Semiconductor Equipment	6.4%
Pharmaceuticals	4.5%
Multi-Utilities	3.9%
Industrial REITs	3.1%
Technology Hardware, Storage & Peripherals	3.0%
Diversified Telecommunication Services	2.8%
Ground Transportation	2.5%
Specialized REITs	2.5%
Chemicals	2.5%
Machinery	2.4%
Consumer Staples Distribution & Retail	2.3%
Automobile Components	2.2%
Household Products	1.7%
Industry Classification	% of Net Assets
Software	1.7%
Commercial Services & Supplies	1.6%
Electronic Equipment, Instruments & Components	1.6%
Personal Care Products	1.6%
Affiliated Mutual Fund - Short-Term Investment	1.5%
Construction & Engineering	1.3%
Beverages	1.3%
Hotels, Restaurants & Leisure	1.3%
IT Services	1.2%
Transportation Infrastructure	0.9%
Electrical Equipment	0.8%
Residential REITs	0.7%
Others*	0.3%
99.5%
Other assets in excess of liabilities	0.5%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Mid-Cap Value Fund
Class Name	Class A
Trading Symbol	SPRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Quant Solutions Mid-Cap Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class A	$131	1.13%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, stock market gains continued to be energized by mega-cap growth and technology companies, fueled by investor optimism about the future growth of artificial intelligence. Against this market backdrop, US mid-cap equities underperformed their large-cap counterparts, while growth outperformed value.
■
The strongest contributions to the Fund’s performance, relative to the Russell Midcap Value Index, came from consumer discretionary positioning, largely driven by an overweight to homebuilders, from health care, due to positioning in health care providers & services, and from an underweight in biotechnology. Positioning among consumer finance and bank stocks, within financials, also performed well.
■
The Fund’s focus on stocks with low valuations and attractive business detracted from relative performance in several sectors, most notably in materials and energy. Underperformance in materials resulted largely from positioning in the metals & mining industry, while underperformance in energy came largely from positioning in the oil, gas & consumable fuels industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	24.75%	7.45%	5.24%
Class A without sales charges	32.01%	8.67%	5.84%
Broad-Based Securities Market Index: S&P 500 Index*	38.02%	15.27%	13.00%
Russell Midcap Value Index	34.03%	9.93%	8.43%
S&P MidCap 400 Index	32.99%	11.37%	9.86%
Russell Midcap Index	35.39%	10.94%	9.80%

*The Fund has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 177,028,011
Holdings Count | Holdings	267
Advisory Fees Paid, Amount	$ 1,054,038
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 177,028,011
Number of fund holdings	267
Total advisory fees paid for the year	$ 1,054,038
Portfolio turnover rate for the year	97%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Insurance	6.3%
Capital Markets	5.5%
Oil, Gas & Consumable Fuels	4.0%
Chemicals	3.4%
Biotechnology	3.4%
Health Care Providers & Services	3.4%
Machinery	3.1%
Software	3.1%
IT Services	3.1%
Food Products	2.9%
Hotels, Restaurants & Leisure	2.7%
Financial Services	2.6%
Electric Utilities	2.6%
Specialty Retail	2.5%
Specialized REITs	2.5%
Pharmaceuticals	2.5%
Passenger Airlines	2.5%
Life Sciences Tools & Services	2.4%
Technology Hardware, Storage & Peripherals	2.4%
Containers & Packaging	2.1%
Banks	2.0%
Media	2.0%
Household Durables	2.0%
Electronic Equipment, Instruments & Components	1.9%
Electrical Equipment	1.6%
Building Products	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Semiconductors & Semiconductor Equipment	1.6%
Automobile Components	1.4%
Consumer Finance	1.4%
Industry Classification	% of Net Assets
Real Estate Management & Development	1.4%
Aerospace & Defense	1.3%
Consumer Staples Distribution & Retail	1.3%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	1.2%
Professional Services	1.1%
Gas Utilities	1.1%
Residential REITs	1.0%
Metals & Mining	1.0%
Retail REITs	0.9%
Health Care Equipment & Supplies	0.9%
Trading Companies & Distributors	0.9%
Entertainment	0.9%
Commercial Services & Supplies	0.8%
Broadline Retail	0.7%
Beverages	0.6%
Hotel & Resort REITs	0.6%
Communications Equipment	0.6%
Independent Power & Renewable Electricity Producers	0.6%
Multi-Utilities	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Diversified Consumer Services	0.5%
Others*	2.3%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Mid-Cap Value Fund
Class Name	Class C
Trading Symbol	NCBVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Quant Solutions Mid-Cap Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class C	$225	1.95%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, stock market gains continued to be energized by mega-cap growth and technology companies, fueled by investor optimism about the future growth of artificial intelligence. Against this market backdrop, US mid-cap equities underperformed their large-cap counterparts, while growth outperformed value.
■
The strongest contributions to the Fund’s performance, relative to the Russell Midcap Value Index, came from consumer discretionary positioning, largely driven by an overweight to homebuilders, from health care, due to positioning in health care providers & services, and from an underweight in biotechnology. Positioning among consumer finance and bank stocks, within financials, also performed well.
■
The Fund’s focus on stocks with low valuations and attractive business detracted from relative performance in several sectors, most notably in materials and energy. Underperformance in materials resulted largely from positioning in the metals & mining industry, while underperformance in energy came largely from positioning in the oil, gas & consumable fuels industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	29.90%	7.79%	5.00%
Class C without sales charges	30.90%	7.79%	5.00%
Broad-Based Securities Market Index: S&P 500 Index*	38.02%	15.27%	13.00%
Russell Midcap Value Index	34.03%	9.93%	8.43%
S&P MidCap 400 Index	32.99%	11.37%	9.86%
Russell Midcap Index	35.39%	10.94%	9.80%

*The Fund has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 177,028,011
Holdings Count | Holdings	267
Advisory Fees Paid, Amount	$ 1,054,038
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024 ?
Fund’s net assets	$ 177,028,011
Number of fund holdings	267
Total advisory fees paid for the year	$ 1,054,038
Portfolio turnover rate for the year	97%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Insurance	6.3%
Capital Markets	5.5%
Oil, Gas & Consumable Fuels	4.0%
Chemicals	3.4%
Biotechnology	3.4%
Health Care Providers & Services	3.4%
Machinery	3.1%
Software	3.1%
IT Services	3.1%
Food Products	2.9%
Hotels, Restaurants & Leisure	2.7%
Financial Services	2.6%
Electric Utilities	2.6%
Specialty Retail	2.5%
Specialized REITs	2.5%
Pharmaceuticals	2.5%
Passenger Airlines	2.5%
Life Sciences Tools & Services	2.4%
Technology Hardware, Storage & Peripherals	2.4%
Containers & Packaging	2.1%
Banks	2.0%
Media	2.0%
Household Durables	2.0%
Electronic Equipment, Instruments & Components	1.9%
Electrical Equipment	1.6%
Building Products	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Semiconductors & Semiconductor Equipment	1.6%
Automobile Components	1.4%
Consumer Finance	1.4%
Industry Classification	% of Net Assets
Real Estate Management & Development	1.4%
Aerospace & Defense	1.3%
Consumer Staples Distribution & Retail	1.3%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	1.2%
Professional Services	1.1%
Gas Utilities	1.1%
Residential REITs	1.0%
Metals & Mining	1.0%
Retail REITs	0.9%
Health Care Equipment & Supplies	0.9%
Trading Companies & Distributors	0.9%
Entertainment	0.9%
Commercial Services & Supplies	0.8%
Broadline Retail	0.7%
Beverages	0.6%
Hotel & Resort REITs	0.6%
Communications Equipment	0.6%
Independent Power & Renewable Electricity Producers	0.6%
Multi-Utilities	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Diversified Consumer Services	0.5%
Others*	2.3%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Mid-Cap Value Fund
Class Name	Class R
Trading Symbol	SDVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Quant Solutions Mid-Cap Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class R	$168	1.45%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, stock market gains continued to be energized by mega-cap growth and technology companies, fueled by investor optimism about the future growth of artificial intelligence. Against this market backdrop, US mid-cap equities underperformed their large-cap counterparts, while growth outperformed value.
■
The strongest contributions to the Fund’s performance, relative to the Russell Midcap Value Index, came from consumer discretionary positioning, largely driven by an overweight to homebuilders, from health care, due to positioning in health care providers & services, and from an underweight in biotechnology. Positioning among consumer finance and bank stocks, within financials, also performed well.
■
The Fund’s focus on stocks with low valuations and attractive business detracted from relative performance in several sectors, most notably in materials and energy. Underperformance in materials resulted largely from positioning in the metals & mining industry, while underperformance in energy came largely from positioning in the oil, gas & consumable fuels industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R	31.57%	8.33%	5.32% (12/22/2014)
Broad-Based Securities Market Index: S&P 500 Index*	38.02%	15.27%	12.96%
Russell Midcap Value Index	34.03%	9.93%	8.30%
S&P MidCap 400 Index	32.99%	11.37%	9.74%
Russell Midcap Index	35.39%	10.94%	9.67%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured
from the closest
month-end to the class’s inception date.

Performance Inception Date	Dec. 22, 2014
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 177,028,011
Holdings Count | Holdings	267
Advisory Fees Paid, Amount	$ 1,054,038
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 177,028,011
Number of fund holdings	267
Total advisory fees paid for the year	$ 1,054,038
Portfolio turnover rate for the year	97%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Insurance	6.3%
Capital Markets	5.5%
Oil, Gas & Consumable Fuels	4.0%
Chemicals	3.4%
Biotechnology	3.4%
Health Care Providers & Services	3.4%
Machinery	3.1%
Software	3.1%
IT Services	3.1%
Food Products	2.9%
Hotels, Restaurants & Leisure	2.7%
Financial Services	2.6%
Electric Utilities	2.6%
Specialty Retail	2.5%
Specialized REITs	2.5%
Pharmaceuticals	2.5%
Passenger Airlines	2.5%
Life Sciences Tools & Services	2.4%
Technology Hardware, Storage & Peripherals	2.4%
Containers & Packaging	2.1%
Banks	2.0%
Media	2.0%
Household Durables	2.0%
Electronic Equipment, Instruments & Components	1.9%
Electrical Equipment	1.6%
Building Products	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Semiconductors & Semiconductor Equipment	1.6%
Automobile Components	1.4%
Consumer Finance	1.4%
Industry Classification	% of Net Assets
Real Estate Management & Development	1.4%
Aerospace & Defense	1.3%
Consumer Staples Distribution & Retail	1.3%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	1.2%
Professional Services	1.1%
Gas Utilities	1.1%
Residential REITs	1.0%
Metals & Mining	1.0%
Retail REITs	0.9%
Health Care Equipment & Supplies	0.9%
Trading Companies & Distributors	0.9%
Entertainment	0.9%
Commercial Services & Supplies	0.8%
Broadline Retail	0.7%
Beverages	0.6%
Hotel & Resort REITs	0.6%
Communications Equipment	0.6%
Independent Power & Renewable Electricity Producers	0.6%
Multi-Utilities	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Diversified Consumer Services	0.5%
Others*	2.3%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Mid-Cap Value Fund
Class Name	Class Z
Trading Symbol	SPVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Quant Solutions Mid-Cap Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class Z	$103	0.89%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, stock market gains continued to be energized by mega-cap growth and technology companies, fueled by investor optimism about the future growth of artificial intelligence. Against this market backdrop, US mid-cap equities underperformed their large-cap counterparts, while growth outperformed value.
■
The strongest contributions to the Fund’s performance, relative to the Russell Midcap Value Index, came from consumer discretionary positioning, largely driven by an overweight to homebuilders, from health care, due to positioning in health care providers & services, and from an underweight in biotechnology. Positioning among consumer finance and bank stocks, within financials, also performed well.
■
The Fund’s focus on stocks with low valuations and attractive business detracted from relative performance in several sectors, most notably in materials and energy. Underperformance in materials resulted largely from positioning in the metals & mining industry, while underperformance in energy came largely from positioning in the oil, gas & consumable fuels industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	32.32%	8.96%	6.11%
Broad-Based Securities Market Index: S&P 500 Index*	38.02%	15.27%	13.00%
Russell Midcap Value Index	34.03%	9.93%	8.43%
S&P MidCap 400 Index	32.99%	11.37%	9.86%
Russell Midcap Index	35.39%	10.94%	9.80%

*The Fund has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 177,028,011
Holdings Count | Holdings	267
Advisory Fees Paid, Amount	$ 1,054,038
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 177,028,011
Number of fund holdings	267
Total advisory fees paid for the year	$ 1,054,038
Portfolio turnover rate for the year	97%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Insurance	6.3%
Capital Markets	5.5%
Oil, Gas & Consumable Fuels	4.0%
Chemicals	3.4%
Biotechnology	3.4%
Health Care Providers & Services	3.4%
Machinery	3.1%
Software	3.1%
IT Services	3.1%
Food Products	2.9%
Hotels, Restaurants & Leisure	2.7%
Financial Services	2.6%
Electric Utilities	2.6%
Specialty Retail	2.5%
Specialized REITs	2.5%
Pharmaceuticals	2.5%
Passenger Airlines	2.5%
Life Sciences Tools & Services	2.4%
Technology Hardware, Storage & Peripherals	2.4%
Containers & Packaging	2.1%
Banks	2.0%
Media	2.0%
Household Durables	2.0%
Electronic Equipment, Instruments & Components	1.9%
Electrical Equipment	1.6%
Building Products	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Semiconductors & Semiconductor Equipment	1.6%
Automobile Components	1.4%
Consumer Finance	1.4%
Industry Classification	% of Net Assets
Real Estate Management & Development	1.4%
Aerospace & Defense	1.3%
Consumer Staples Distribution & Retail	1.3%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	1.2%
Professional Services	1.1%
Gas Utilities	1.1%
Residential REITs	1.0%
Metals & Mining	1.0%
Retail REITs	0.9%
Health Care Equipment & Supplies	0.9%
Trading Companies & Distributors	0.9%
Entertainment	0.9%
Commercial Services & Supplies	0.8%
Broadline Retail	0.7%
Beverages	0.6%
Hotel & Resort REITs	0.6%
Communications Equipment	0.6%
Independent Power & Renewable Electricity Producers	0.6%
Multi-Utilities	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Diversified Consumer Services	0.5%
Others*	2.3%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since
November 1, 2023
:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at
(800) 225-1852
.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Mid-Cap Value Fund
Class Name	Class R2
Trading Symbol	PMVEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Quant Solutions Mid-Cap Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class R2	$143	1.23%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, stock market gains continued to be energized by mega-cap growth and technology companies, fueled by investor optimism about the future growth of artificial intelligence. Against this market backdrop, US mid-cap equities underperformed their large-cap counterparts, while growth outperformed value.
■
The strongest contributions to the Fund’s performance, relative to the Russell Midcap Value Index, came from consumer discretionary positioning, largely driven by an overweight to homebuilders, from health care, due to positioning in health care providers & services, and from an underweight in biotechnology. Positioning among consumer finance and bank stocks, within financials, also performed well.
■
The Fund’s focus on stocks with low valuations and attractive business detracted from relative performance in several sectors, most notably in materials and energy. Underperformance in materials resulted largely from positioning in the metals & mining industry, while underperformance in energy came largely from positioning in the oil, gas & consumable fuels industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	31.87%	8.57%	4.32% (12/28/2017)
Broad-Based Securities Market Index: S&P 500 Index *	38.02%	15.27%	13.65%
Russell Midcap Value Index	34.03%	9.93%	8.00%
S&P MidCap 400 Index	32.99%	11.37%	9.12%
Russell Midcap Index	35.39%	10.94%	9.71%
*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the clos est
month-end to the class’s inception date.

Performance Inception Date	Dec. 28, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 177,028,011
Holdings Count | Holdings	267
Advisory Fees Paid, Amount	$ 1,054,038
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024 ?
Fund’s net assets	$ 177,028,011
Number of fund holdings	267
Total advisory fees paid for the year	$ 1,054,038
Portfolio turnover rate for the year	97%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Insurance	6.3%
Capital Markets	5.5%
Oil, Gas & Consumable Fuels	4.0%
Chemicals	3.4%
Biotechnology	3.4%
Health Care Providers & Services	3.4%
Machinery	3.1%
Software	3.1%
IT Services	3.1%
Food Products	2.9%
Hotels, Restaurants & Leisure	2.7%
Financial Services	2.6%
Electric Utilities	2.6%
Specialty Retail	2.5%
Specialized REITs	2.5%
Pharmaceuticals	2.5%
Passenger Airlines	2.5%
Life Sciences Tools & Services	2.4%
Technology Hardware, Storage & Peripherals	2.4%
Containers & Packaging	2.1%
Banks	2.0%
Media	2.0%
Household Durables	2.0%
Electronic Equipment, Instruments & Components	1.9%
Electrical Equipment	1.6%
Building Products	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Semiconductors & Semiconductor Equipment	1.6%
Automobile Components	1.4%
Consumer Finance	1.4%
Industry Classification	% of Net Assets
Real Estate Management & Development	1.4%
Aerospace & Defense	1.3%
Consumer Staples Distribution & Retail	1.3%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	1.2%
Professional Services	1.1%
Gas Utilities	1.1%
Residential REITs	1.0%
Metals & Mining	1.0%
Retail REITs	0.9%
Health Care Equipment & Supplies	0.9%
Trading Companies & Distributors	0.9%
Entertainment	0.9%
Commercial Services & Supplies	0.8%
Broadline Retail	0.7%
Beverages	0.6%
Hotel & Resort REITs	0.6%
Communications Equipment	0.6%
Independent Power & Renewable Electricity Producers	0.6%
Multi-Utilities	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Diversified Consumer Services	0.5%
Others*	2.3%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Quant Solutions Mid-Cap Value Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Mid-Cap Value Fund
Class Name	Class R4
Trading Symbol	PMVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Quant Solutions Mid-Cap Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class R4	$114	0.98%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, stock market gains continued to be energized by mega-cap growth and technology companies, fueled by investor optimism about the future growth of artificial intelligence. Against this market backdrop, US mid-cap equities underperformed their large-cap counterparts, while growth outperformed value.
■
The strongest contributions to the Fund’s performance, relative to the Russell Midcap Value Index, came from consumer discretionary positioning, largely driven by an overweight to homebuilders, from health care, due to positioning in health care providers & services, and from an underweight in biotechnology. Positioning among consumer finance and bank stocks, within financials, also performed well.
■
The Fund’s focus on stocks with low valuations and attractive business detracted from relative performance in several sectors, most notably in materials and energy. Underperformance in materials resulted largely from positioning in the metals & mining industry, while underperformance in energy came largely from positioning in the oil, gas & consumable fuels industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/20 24
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	32.23%	8.84%	4.58% (12/28/2017)
Broad-Based Securities Market Index: S&P 500 Index*	38.02%	15.27%	13.65%
Russell Midcap Value Index	34.03%	9.93%	8.00%
S&P MidCap 400 Index	32.99%	11.37%	9.12%
Russell Midcap Index	35.39%	10.94%	9.71%

*The Fund has added this broad-based index in response to new regulatory requiremen
ts.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 28, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 177,028,011
Holdings Count | Holdings	267
Advisory Fees Paid, Amount	$ 1,054,038
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 177,028,011
Number of fund holdings	267
Total advisory fees paid for the year	$ 1,054,038
Portfolio turnover rate for the year	97%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Insurance	6.3%
Capital Markets	5.5%
Oil, Gas & Consumable Fuels	4.0%
Chemicals	3.4%
Biotechnology	3.4%
Health Care Providers & Services	3.4%
Machinery	3.1%
Software	3.1%
IT Services	3.1%
Food Products	2.9%
Hotels, Restaurants & Leisure	2.7%
Financial Services	2.6%
Electric Utilities	2.6%
Specialty Retail	2.5%
Specialized REITs	2.5%
Pharmaceuticals	2.5%
Passenger Airlines	2.5%
Life Sciences Tools & Services	2.4%
Technology Hardware, Storage & Peripherals	2.4%
Containers & Packaging	2.1%
Banks	2.0%
Media	2.0%
Household Durables	2.0%
Electronic Equipment, Instruments & Components	1.9%
Electrical Equipment	1.6%
Building Products	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Semiconductors & Semiconductor Equipment	1.6%
Automobile Components	1.4%
Consumer Finance	1.4%
Industry Classification	% of Net Assets
Real Estate Management & Development	1.4%
Aerospace & Defense	1.3%
Consumer Staples Distribution & Retail	1.3%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	1.2%
Professional Services	1.1%
Gas Utilities	1.1%
Residential REITs	1.0%
Metals & Mining	1.0%
Retail REITs	0.9%
Health Care Equipment & Supplies	0.9%
Trading Companies & Distributors	0.9%
Entertainment	0.9%
Commercial Services & Supplies	0.8%
Broadline Retail	0.7%
Beverages	0.6%
Hotel & Resort REITs	0.6%
Communications Equipment	0.6%
Independent Power & Renewable Electricity Producers	0.6%
Multi-Utilities	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Diversified Consumer Services	0.5%
Others*	2.3%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Quant Solutions Mid-Cap Value Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Mid-Cap Value Fund
Class Name	Class R6
Trading Symbol	PMVQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions Mid-Cap Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class R6	$85	0.73%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, stock market gains continued to be energized by mega-cap growth and technology companies, fueled by investor optimism about the future growth of artificial intelligence. Against this market backdrop, US mid-cap equities underperformed their large-cap counterparts, while growth outperformed value.
■
The strongest contributions to the Fund’s performance, relative to the Russell Midcap Value Index, came from consumer discretionary positioning, largely driven by an overweight to homebuilders, from health care, due to positioning in health care providers & services, and from an underweight in biotechnology. Positioning among consumer finance and bank stocks, within financials, also performed well.
■
The Fund’s focus on stocks with low valuations and attractive business detracted from relative performance in several sectors, most notably in materials and energy. Underperformance in materials resulted largely from positioning in the metals & mining industry, while underperformance in energy came largely from positioning in the oil, gas & consumable fuels industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	32.47%	9.12%	6.26%
Broad-Based Securities Market Index: S&P 500 Index*	38.02%	15.27%	13.00%
Russell Midcap Value Index	34.03%	9.93%	8.43%
S&P MidCap 400 Index	32.99%	11.37%	9.86%
Russell Midcap Index	35.39%	10.94%	9.80%

*The Fund has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 177,028,011
Holdings Count | Holdings	267
Advisory Fees Paid, Amount	$ 1,054,038
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 177,028,011
Number of fund holdings	267
Total advisory fees paid for the year	$ 1,054,038
Portfolio turnover rate for the year	97%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Insurance	6.3%
Capital Markets	5.5%
Oil, Gas & Consumable Fuels	4.0%
Chemicals	3.4%
Biotechnology	3.4%
Health Care Providers & Services	3.4%
Machinery	3.1%
Software	3.1%
IT Services	3.1%
Food Products	2.9%
Hotels, Restaurants & Leisure	2.7%
Financial Services	2.6%
Electric Utilities	2.6%
Specialty Retail	2.5%
Specialized REITs	2.5%
Pharmaceuticals	2.5%
Passenger Airlines	2.5%
Life Sciences Tools & Services	2.4%
Technology Hardware, Storage & Peripherals	2.4%
Containers & Packaging	2.1%
Banks	2.0%
Media	2.0%
Household Durables	2.0%
Electronic Equipment, Instruments & Components	1.9%
Electrical Equipment	1.6%
Building Products	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Semiconductors & Semiconductor Equipment	1.6%
Automobile Components	1.4%
Consumer Finance	1.4%
Industry Classification	% of Net Assets
Real Estate Management & Development	1.4%
Aerospace & Defense	1.3%
Consumer Staples Distribution & Retail	1.3%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	1.2%
Professional Services	1.1%
Gas Utilities	1.1%
Residential REITs	1.0%
Metals & Mining	1.0%
Retail REITs	0.9%
Health Care Equipment & Supplies	0.9%
Trading Companies & Distributors	0.9%
Entertainment	0.9%
Commercial Services & Supplies	0.8%
Broadline Retail	0.7%
Beverages	0.6%
Hotel & Resort REITs	0.6%
Communications Equipment	0.6%
Independent Power & Renewable Electricity Producers	0.6%
Multi-Utilities	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Diversified Consumer Services	0.5%
Others*	2.3%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets